Stockholders’ Equity (Details Narrative) - USD ($)	3 Months Ended	4 Months Ended	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2026	Jun. 30, 2025	Sep. 05, 2025	Aug. 28, 2025
Class of Stock [Line Items]
Common stock shares authorized	1,000,000,000	1,000,000,000	1,000,000,000
Common stock par value		$ 0.0001
Number of shares authorized		100,000
Common stock shares issued		1			0
Equity based compensation and dividends amount	$ 7,020,000	$ 0
Preferred stock shares authorized	300,000,000		300,000,000
Preferred stock, par value	$ 0.0001		$ 0.0001
Preferred stock shares issued	0		0
Preferred stock shares outstanding	0		0
Units outstanding		1
Number of warrants or rights outstanding	7,358,535		7,358,535
Exercise of warrants, shares	4,112,176		4,112,176
Proceeds from the exercise of warrants			$ 43,440,000
Warrant receivable	$ 3,850,000		$ 3,850,000
Common Class A [Member]
Class of Stock [Line Items]
Common stock shares authorized	500,000,000	500,000,000	500,000,000
Common stock par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock shares issued	47,312,582	769,721	47,312,582
Units outstanding	47,312,582	769,721	47,312,582
Exercise price of warrants	$ 11.50		$ 11.50
Number of warrants or rights outstanding	11,470,711		11,470,711
Common Class B [Member]
Class of Stock [Line Items]
Common stock shares authorized	200,000,000	200,000,000	200,000,000
Common stock par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock shares issued	29,533,018	29,533,018	29,533,018
Units outstanding	29,533,018	29,533,018	29,533,018
Common Class C [Member]
Class of Stock [Line Items]
Units outstanding						128
Participation threshold price per unit						$ 6,394